Income tax	12 Months Ended
Dec. 31, 2019
Income tax
Income tax

22.  Income tax

(i)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	BVI

Duowan BVI is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

(iii)	Hong Kong profits tax

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong are not subject to any Hong Kong withholding tax.

(iv)	Singapore

The income tax provision of the Group in respect of its international operations in Singapore was calculated at the tax rate of 17% on the assessable profits, based on the existing legislation, interpretations and practices in respect thereof.

According to the Development and Expansion Incentive (the “Incentive”) pursuant to the provisions of Part IIIB of the Economic Expansion Incentives (Relief from Income Tax) Act, Chapter 86, corporations engaging in new high-value-added projects, expanding or upgrading their operations, or undertaking incremental activities after their pioneer period may apply for their profits to be taxed at a reduced rate of not less than 5% for an initial period of up to ten years. The total tax relief period for each qualifying project or activity is subject to a maximum of 40 years (inclusive of the post-pioneer relief period previously granted, if applicable).

The Group’s Singapore entities provided for income tax are as follows:

●	Bigo Singapore applied for the Incentive and received approval in October 2018. Bigo Singapore is entitled to enjoy the beneficial tax rate of 5% as the Incentive for the years 2018 through 2022, and will need to re-apply for the Incentive qualification renewal in 2023.
●	Other Singapore entities were subject to 17% income tax for the periods reported.

22.  Income tax (continued)

(v)	PRC

The Company’s subsidiaries and VIEs in China are governed by the Enterprise Income Tax Law (“EIT Law”), which became effective on January 1, 2008. Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subject to tax at a statutory rate of 25%. Certified High and New Technology Enterprises (“HNTE”) are entitled to a favorable tax rate of 15%, but need to re-apply every three years. During this three-year period, an HNTE must conduct a qualification self-review each year to ensure it meets the HNTE criteria and is eligible for the 15% preferential tax rate for that year. If an HNTE fails to meet the criteria for qualification in any year, the enterprise cannot enjoy the preferential tax rate in that year, and must instead use the regular 25% EIT rate.

Enterprises qualified as software enterprises can enjoy an income tax exemption for two years beginning with their first profitable year and a 50% tax reduction to the applicable tax rate for the subsequent three years. An entity that qualifies as a “Key National Software Enterprise” (a “KNSE”) is entitled to a further reduced preferential income tax rate of 10%. Enterprises wishing to enjoy the status of a Software Enterprise or a KNSE must perform a self-assessment each year to ensure they meet the criteria for qualification and file required supporting documents with the tax authorities before adopting the preferential EIT rates. These enterprises will be subject to the tax authorities’ assessment each year as to whether they are entitled to use the relevant preferential EIT treatments. If at any time during the preferential tax treatment years an enterprise uses the preferential EIT rates but the relevant authorities determine that it fails to meet applicable criteria for qualification, the relevant authorities may revoke the enterprise’s Software Enterprise/KNSE status.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its entities registered outside of the PRC should be considered as resident enterprises for the PRC tax purposes.

The Group’s PRC entities provided for enterprise income tax are as follows:

●	Guangzhou Huaduo applied for the renewal of HNTE qualification and received approval in December 2019. Guangzhou Huaduo is entitled to continue to enjoy the beneficial tax rate of 15% as an HNTE for the years 2019 through 2021, and will need to re-apply for HNTE qualification renewal in 2022.
●	In 2018, Guangzhou Huanju Shidai was qualified as a KNSE after the relevant government authorities’ assessment and was entitled to a preferential income tax rate of 10%. In 2019, Guangzhou Huanju Shidai is expected to enjoy a reduced tax rate of 10% based on its self-assessment.
●	In June 2017, Guangzhou Juhui Information Technology Co., Ltd. was qualified as a Software Enterprise, and started to enjoy the zero preferential tax rate beginning from 2016 and 12.5% preferential tax rate beginning from 2018.
●	Huya Technology was qualified as a Software Enterprise and enjoyed the zero preferential tax rate in 2017 and 2018. In 2019, Huya Technology assessed it is qualified as a KNSE and applied the preferential income tax rate of 10%.
●	Guangzhou Huya was qualified as an HNTE in 2018. It is entitled to enjoy the preferential tax rate of 15% for three years starting from 2018, and will need to apply for HNTE qualification renewal in 2021.
●	Guangzhou BaiGuoYuan was qualified as a Software Enterprise and enjoyed the zero preferential tax rate in 2018 and 2019.

22.  Income tax (continued)

(v)    PRC (continued)

●	BaiGuoYuan Technology was qualified as an HNTE in 2018. It is entitled to enjoy the preferential tax rate of 15% for the years 2018 through 2020, and will need to re-apply for HNTE qualification renewal in 2021.
●	Other PRC subsidiaries and VIEs were subject to 25% EIT for the periods reported.

According to a policy promulgated by the State Tax Bureau of the PRC and effective from 2008 onwards, enterprises engaged in research and development activities are entitled to claim an additional tax deduction amounting to 50% of the qualified research and development expenses incurred in determining its tax assessable profits for that year. The additional tax deducting amount of the qualified research and development expenses have been increased from 50% to 75%, effective from 2018 to 2020, according to a new tax incentives policy promulgated by the State Tax Bureau of the PRC in September 2018 (“Super Deduction”).

Qualified subsidiaries and VIEs of the Group claimed the Super Deduction in ascertaining the tax assessable profits for the periods reported.

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between the mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE).

In accordance with accounting guidance, all undistributed earnings are presumed to be transferred to the parent company and are subject to the withholding taxes. All FIEs are subject to the withholding tax from January 1, 2008. The presumption may be overcome if the Group has sufficient evidence to demonstrate that the undistributed dividends will be re-invested and the remittance of the dividends will be postponed indefinitely.

Aggregate undistributed earnings and reserves of the Group entities located in the PRC that are available for distribution to the Company as of December 31, 2018 and 2019 are approximately RMB11,519,699 and RMB16,010,167, respectively.

In 2017, the Group determined to cause one of its PRC subsidiaries, Guangzhou Huanju Shidai, to declare and distribute a one-off cash dividend of part of its stand-alone earnings from 2014 to 2016, amounting to US$15,000, to its direct oversea parent company, Duowan BVI. Guangzhou Huanju Shidai paid for the withholding tax in the amount of US$1,500 in 2017. The Group has a plan to indefinitely reinvest its aggregate undistributed earnings and reserves and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability on 10% withholding tax of aggregate undistributed earnings and reserves of the Company’s subsidiaries located in the PRC has been accrued that would be payable upon the distribution of those amounts to the Company as of December 31, 2018 and 2019.

22.   Income tax (continued)

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive income are as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Income (loss) before income tax expenses
PRC entities	2,919,350	3,494,192	4,265,759
Non-PRC entities	(28,172)	(959,721)	(57,648)
Total	2,891,178	2,534,471	4,208,111

Current income tax expenses
PRC entities	(402,012)	(379,130)	(684,086)
Non-PRC entities	(9,880)	(48,931)	(30,565)
Total	(411,892)	(428,061)	(714,651)

Deferred income tax benefit (expenses)
PRC entities	(3,919)	(25,081)	63,582
Non-PRC entities	—	(24,565)	104,447
Total	(3,919)	(49,646)	168,029

Income tax expenses
PRC entities	(405,931)	(404,211)	(620,504)
Non-PRC entities	(9,880)	(73,496)	73,882
Total	(415,811)	(477,707)	(546,622)

22.  Income tax (continued)

Reconciliation of the differences between statutory tax rate and the effective tax rate

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax income is as follows:

	For the year ended December 31,
	2017	2018	2019

PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax holiday and preferential tax benefit	13.2%	16.5%	8.9%
Effect of different tax rates available to different jurisdictions (i)	(0.3)%	(10.1)%	10.9%
Permanent differences (ii)	(1.8)%	(3.5)%	(1.3)%
Change in valuation allowance	(2.3)%	(1.6)%	(11.2)%
Effect of Super Deduction available to the Group	1.8%	4.9%	4.7%
Effective income tax rate	(14.4)%	(18.8)%	(13.0)%

Per ADS effect of tax holiday (RMB)	4.71	5.35	6.59
Per share effect of tax holiday (RMB)	0.24	0.27	0.33
(i)	The effect of different tax rates available to different jurisdictions was mainly due to the fair value loss on derivative liabilities incurred by Huya whose applicable tax rate is zero for the year ended December 31, 2018. The effect of different tax rates available to different jurisdictions was mainly due to the re-measurement gain of the previously held equity interest in Bigo on the acquisition date incurred by Duowan BVI whose applicable tax rate is zero for the year ended December 31, 2019.
(ii)	Permanent differences mainly arise from expenses not deductible for tax purposes including primarily share-based compensation costs and expenses incurred by subsidiaries and VIEs.

22.  Income tax (continued)

Deferred tax assets and liabilities

Deferred taxes are measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2018 and 2019 are as follows:

	December 31,
	2018	2019
	RMB	RMB

Deferred tax assets:
Tax loss carried forward	148,899	707,744
Allowance for doubtful receivable, accrued expense and others not currently deductible for tax purposes	84,249	173,512
Deferred revenue	36,007	90,959
Impairment of investment	17,180	19,280
Others	753	2,725
Valuation allowance (i)	(175,793)	(722,280)

Amounts offset by deferred tax liabilities	(40,461)	(144,305)

Total deferred tax assets, net	70,834	127,635

Deferred tax liabilities:
Related to the fair value changes of investments	61,658	70,517
Related to acquired intangible assets	1,531	323,466
Others	4,777	14,961

Amounts offset by deferred tax assets	(40,461)	(144,305)

Total deferred tax liabilities, net	27,505	264,639
(i)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carry forwards. Valuation allowance was provided for net operating loss carry forward because it was more likely than not that such deferred tax assets would not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

22.  Income tax (continued)

Movement of valuation allowance

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB

Balance at beginning of the year	(80,712)	(135,505)	(175,793)
Additions	(78,978)	(113,597)	(585,557)
Reversals	24,185	73,309	39,070
Balance at end of the year	(135,505)	(175,793)	(722,280)

Tax loss carry forwards

As of December 31, 2019, total tax loss carry forwards of the Company’s subsidiaries and VIEs in the PRC amounted to RMB1,495,129, which were mainly generated by non-HNTEs and will then expire if not used between 2020 and 2024. The accumulated tax losses of subsidiaries incorporated in Hong Kong, Singapore and other countries, subject to the agreement of the relevant tax authorities, of RMB15,573, RMB3,096,692 and RMB351,108 respectively, are allowed to be carried forward to offset against future taxable profits. Such carry forward of tax losses in Hong Kong and Singapore have no time limit.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. There were no ongoing examinations by tax authorities as of December 31, 2019.